Annual Fund Operating Expenses - Balanced Allocation Fund	May 01, 2021
Institutional
Operating Expenses:
Management fee	0.10%
Other expenses	0.02%
Acquired fund fees and expenses	0.65%
Total annual Fund operating expenses	0.77%
Investor
Operating Expenses:
Management fee	0.10%
Other expenses	0.27%
Acquired fund fees and expenses	0.65%
Total annual Fund operating expenses	1.02%